NOTE 20: INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Note 17 Income Taxes
Loss before taxes	$ (4,301,663)	$ (3,789,918)	$ (3,109,921)
Combined Canadian federal and provincial income tax rates	27.00%	27.00%	26.00%
Expected income tax recovery	$ (1,161,450)	$ (1,023,280)	$ (808,580)
Items that cause an increase (decrease):
Effect of different tax rates in foreign jurisdiction	82,490	35,690	(219,020)
Non-deductible expenses	(367,360)	294,780	10,990
Tax rate changes	8,700	152,650	233,990
Change in prior year estimates	(413,020)	0	165,540
Other	(36,010)	1,690	(560)
Change in unrecognized deferred income tax assets	1,886,650	538,470	617,640
Income tax (recovery) expense	$ 0	$ 0	$ 0